Note 11	6 Months Ended
Jun. 30, 2024
Financial instruments designated at fair value through profit or loss [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]	Financial assets and liabilities designated at fair value through profit or loss
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	June 2024	December 2023
ASSETS
Debt securities	6.2 / 7	856	955
LIABILITIES
Deposits from credit institutions		46	—
Customer deposits		953	717
Debt certificates issued		4,455	3,977
Other financial liabilities: Unit-linked products		9,481	8,605
Total liabilities	7	14,935	13,299